Commitment and contingency	12 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingency

Note 13 — Commitment and contingency

Operating lease commitments

The Company leases one main office space through May 9, 2020, and one factory building through October 2019. Rental expense charged to operations under operating leases in the years ended September 30, 2018, 2017 and 2016 amounted to $77,255, $31,773 and $8,232, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at September 30, 2018 are as follows:

Twelve months ending September 30:
2019	$92,639
2020	35,358
Total	$127,997